File No. 333-50410

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.                              ☒    Post-Effective Amendment No. 10

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒  Amendment No. 14

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

1-413-788-8411

(Depositor’s Telephone Number, including Area Code)

Robert Liguori

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☒	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be April 8, 2003.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 2 to Registration Statement No. 333-50410 filed pursuant to Rule 485(a) under the Securities Act of 1933 on July 8, 2002. The contents of Post-Effective Amendment No. 2 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Michele M. Oneto, have reviewed this Post-Effective Amendment No. 10 to Registration Statement No. 333-50410 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    Michele M. Oneto

Michele M. Oneto

Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 333-50410 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 10th day of March, 2003.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

    (Depositor)

By: /s/ Robert J. O’Connell*

Robert J. O’Connell, Director, Chairman, President and Chief Executive Officer

Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe	On March 10, 2003, as Attorney-in-Fact pursuant to
*Richard M. Howe	powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to Registration Statement No. 333-50410 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert J. O’Connell*	Director, Chairman, President and	March 10, 2003
Robert J. O’Connell	Chief Executive Officer

/s/ Howard Gunton*	Executive Vice President,	March 10, 2003
Howard Gunton	Chief Financial Officer, and
Chief Accounting Officer

/s/ Roger G. Ackerman*	Director	March 10, 2003
Roger G. Ackerman

/s/ James R. Birle*	Director	March 10, 2003
James R. Birle

/s/ Gene Chao*	Director	March 10, 2003
Gene Chao, Ph.D.

/s/ James H. DeGraffenreidt*	Director	March 10, 2003
James H. DeGraffenreidt

/s/ Patricia Diaz Dennis*	Director	March 10, 2003
Patricia Diaz Dennis

/s/ Anthony Downs*	Director	March 10, 2003
Anthony Downs

/s/ James L. Dunlap*	Director	March 10, 2003
James L. Dunlap

/s/ William B. Ellis*	Director	March 10, 2003
William B. Ellis, Ph.D.

Robert Essner	Director
Robert Essner

/s/ Robert M. Furek*	Director	March 10, 2003
Robert M. Furek

/s/ Charles K. Gifford*	Director	March 10, 2003
Charles K. Gifford

/s/ William N. Griggs*	Director	March 10, 2003
William N. Griggs

/s/ William B. Marx, Jr.*	Director	March 10, 2003
William B. Marx

/s/ John F. Maypole*	Director	March 10, 2003
John F. Maypole

/s/ Marc Racicot*	Director	March 10, 2003
Marc Racicot

/s/ Richard M. Howe	on March 10, 2003, as Attorney-in-Fact pursuant to powers of attorney
*Richard M. Howe	incorporated by reference.